Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Proceeds from property plant equipment		$ 72,000
Disposal of property and equipment		(49,702)
Depreciation expense	$ 38,677	58,805
Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Disposed vehicles original value		132,670
Disposed vehicles net book value		111,940
Other Machinery and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Other equipment original value		15,471
Other equipment net book value		$ 9,762